Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Schedule of Rent Expense [Table Text Block]
Operating lease rental expense for factories, service and distribution locations, offices, and equipment was as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Rental expense	$18,513	$15,530	$15,882

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments at December 31, 2011, under noncancelable operating leases with initial or remaining terms in excess of one year are as follows:

Minimum Payments
(in thousands)
2012	$13,331
2013	10,061
2014	7,715
2015	5,735
2016	5,241
Beyond 2016	6,343
Future minimum lease payments	$48,426

Schedule of Line of Credit Facilities [Table Text Block]
Our available lines of credit, outstanding standby LOC’s, and bonds are as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
Credit facilities(1)
Multicurrency revolving line of credit	$500,000	$240,000
Long-term borrowings	(160,000)	—
Standby LOC’s issued and outstanding	(44,549)	(43,540)
Net available for additional borrowings and LOC’s	$295,451	$196,460

Unsecured multicurrency revolving lines of credit with various financial institutions
Multicurrency revolving line of credit	$67,968	$49,122
Standby LOC’s issued and outstanding	(28,733)	(21,784)
Short-term borrowings(2)	—	(66)
Net available for additional borrowings and LOC’s	$39,235	$27,272

Unsecured surety bonds in force	$139,954	$120,109

(1)	Refer to Note 6 for details regarding our secured credit facilities.

(2)	Short-term borrowings are included in “Other current liabilities” on the Consolidated Balance Sheets.

Schedule of Warranty Accruals [Table Text Block]	ty A summary of the warranty accrual account activity is as follows:
Warranty Expense by Segment [Table Text Block]	. Warranty expense the years ended December 31 is as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Total warranty expense	$49,851	$38,579	$15,409
Warranty charges for the yea
Schedule of Changes to Unearned Revenue for Extended Warranty [Table Text Block]	ty A summary of changes to unearned revenue for extended warranty contracts is as follows:
Health Benefit Plan Costs and Incurred But Not Reported Accrual Balance [Table Text Block]	Plan costs are as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Plan costs	$24,331	$20,548	$19,802
IBNR accrual, which is included in wages and benefits payable, are as follows: